ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of acquired intangible assets, net

	December 31, 2013
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount

Trademark	24,901,940	(4,876,630)	(20,025,310)	—
Technology	2,197,230	(1,229,403)	(967,827)	—

	27,099,170	(6,106,033)	(20,993,137)	—